Supplementary Information to Statements of Income (Tables)	12 Months Ended
Mar. 31, 2011
Supplementary Information to Statements of Income (Tables) [Abstract]
Summary of research and development expenses and advertising costs

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Research and development expenses	¥49,005	¥46,449	¥53,736	$590,422
Advertising costs	2,627	2,417	4,678	31,651

Summary of Shipping and handling costs

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Shipping and handling costs	¥37,706	¥25,697	¥46,264	$454,289

Summary of other operating income (expenses), net

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Gain on sale of property	¥2,432	¥1,036	¥630	$29,301
Loss on disposal or sale of fixed assets*	(1,553)	(2,907)	(5,922)	(18,711)
Other*	(7,780)	(8,481)	(13,001)	(93,735)

Total	¥(6,901)	¥(10,352)	¥(18,293)	$(83,145)

Summary of other income (expenses), net

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Interest income-
Installment receivables	¥503	¥1,206	¥1,843	$6,060
Other	2,670	3,785	5,242	32,169
Dividends	1,320	1,167	1,536	15,904
Interest expense	(6,475)	(8,502)	(14,576)	(78,012)
Net gain (loss) from sale of investment securities	(54)	679	(3,543)	(651)
Exchange gain (loss), net	(4,193)	1,066	(11,802)	(50,518)
Other	3,109	(1,457)	(1,866)	37,458

Total	¥(3,120)	¥(2,056)	¥(23,166)	$(37,590)